Movement of Valuation allowance on Net Operating Losses and Other Deferred Tax Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Valuation Allowance [Line Items]
Balance at beginning of period	$ 10,341	$ 11,124	$ 11,359
Additions through acquisitions	6	1,323
Charged to expenses	272	83	1,305
Credited to expenses	(2,152)	(2,189)	(1,540)
Charged to other accounts	(607)
Balance at end of period	$ 7,860	$ 10,341	$ 11,124